Submission	Mar. 03, 2025
Submission [Line Items]
Central Index Key	0001590750
Registrant Name	Viridian Therapeutics, Inc.\DE
Registration File Number	333-267351
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES